Commitments and Contingencies - Schedule of Lease Commitments (Details) (10-K)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 17,973
Thereafter
Total minimum payments required	$ 17,973